Trade and other payables - Summary of trade and other payable (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables.
Payables to suppliers	₺ 28,490,319	₺ 26,648,363
Taxes payable	5,937,485	5,302,796
Accrued treasury share, universal service fund contribution and contributions to the ICTA's expenses	3,923,077	3,768,259
Accrued selling and marketing expenses	548,504	515,830
Payables related with donation	113	4,117
Others	4,096,745	2,599,548
Trade and other payables	₺ 42,996,243	₺ 38,838,913